Warrant derivative liability (Warrant activity) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012		Mar. 31, 2008
Changes in warrant activity
Change in fair value of warrant derivative liability	$ 19		$ (3)	$ 75
Public Warrants [Member]
Changes in warrant activity
Warrants outstanding	598,850					4,239,300
Expired	(598,850)
Warrants outstanding				598,850		4,239,300
Warrants fair value			12
Unit Options [Member]
Changes in warrant activity
Warrants outstanding	280,000	[1]
Expired	(280,000)	[1]
Warrants outstanding		[1]		280,000	[1]
Warrants fair value			6
Underwriter Warrants [Member]
Changes in warrant activity
Warrants outstanding	13,571
Expired
Warrants outstanding	13,571			13,571
Warrants fair value	$ 2		$ 3

[1]	Each unit option included one ordinary share and one ordinary share warrant.